Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued payroll expenses	$ 137,332	$ 112,381
Accrued interest expense	351,085	586,186
Accrued general and administrative expenses	86,043	68,336
Accrued commissions	32,586	52,175
Other accrued expenses	97,462	145,345
Total	$ 704,508	$ 964,423